VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Capital Goods: 37.2%
Beijing Easpring Material Technology Co. Ltd.	19,400	$178,486
Contemporary Amperex Technology Co. Ltd.	59,400	3,326,700
Dongguan Yiheda Automation Co. Ltd.	2,160	17,801
East Group Co. Ltd.	49,600	45,038
Eve Energy Co. Ltd.	60,196	710,323
Ginlong Technologies Co. Ltd. *	8,450	260,944
JL Mag Rare-Earth Co. Ltd.	16,200	74,965
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	7,200	88,521
Qingdao TGOOD Electric Co. Ltd.	30,100	61,089
Shenzhen Inovance Technology Co. Ltd.	89,485	719,940
Shenzhen Yinghe Technology Co. Ltd.	17,100	56,417
Sungrow Power Supply Co. Ltd.	48,200	742,673
Sunwoda Electronic Co. Ltd.	58,400	189,712
Suzhou Maxwell Technologies Co. Ltd.	4,340	294,254
Wuxi Lead Intelligent Equipment Co. Ltd.	47,820	315,652
Xi’an Triangle Defense Co. Ltd.	13,300	66,864
		7,149,379
Commercial & Professional Services: 1.3%
Beijing Originwater Technology Co. Ltd.	91,000	60,142
Centre Testing International Group Co. Ltd.	67,900	193,424
		253,566
Consumer Durables & Apparel: 0.2%
Huali Industrial Group Co. Ltd.	7,300	48,993
Consumer Services: 0.6%
Songcheng Performance Development Co. Ltd.	71,021	119,159
Diversified Financials: 6.9%
East Money Information Co. Ltd.	500,520	1,231,264
Hithink RoyalFlush Information Network Co. Ltd.	9,800	106,018
		1,337,282
Food, Beverage & Tobacco: 4.5%
Ligao Foods Co. Ltd.	2,700	32,676
Wens Foodstuffs Group Co. Ltd. *	231,160	664,008
Yihai Kerry Arawana Holdings Co. Ltd.	27,200	164,326
		861,010
Health Care Equipment & Services: 12.2%
Aier Eye Hospital Group Co. Ltd.	143,562	576,047
Dian Diagnostics Group Co. Ltd.	22,400	90,975
Guangzhou Wondfo Biotech Co. Ltd.	11,900	48,737
	Number of Shares	Value
Health Care Equipment & Services (continued)
Intco Medical Technology Co. Ltd.	21,020	$58,580
Jafron Biomedical Co. Ltd.	20,400	138,630
Lepu Medical Technology Beijing Co. Ltd.	55,313	163,725
Ovctek China, Inc.	21,400	123,577
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	21,300	891,183
Shenzhen New Industries Biomedical Engineering Co. Ltd.	13,900	73,326
Tofflon Science & Technology Group Co. Ltd.	12,100	44,158
Winner Medical Co. Ltd.	5,100	48,970
Winning Health Technology Group Co. Ltd.	84,666	83,408
		2,341,316
Household & Personal Products: 1.2%
By-health Co. Ltd.	41,800	103,034
Yunnan Botanee Bio-Technology Group Co. Ltd.	5,000	120,496
		223,530
Materials: 6.6%
CNGR Advanced Material Co. Ltd.	9,400	109,341
Huabao Flavours & Fragrances Co. Ltd.	5,800	18,378
Nanjing Hanrui Cobalt Co. Ltd.	10,300	63,032
Shandong Dongyue Organosilicon Material Co. Ltd.	16,200	29,689
Shandong Sinocera Functional Material Co. Ltd.	36,600	148,083
Shenzhen Capchem Technology Co. Ltd.	22,800	133,264
Shenzhen Dynanonic Co. Ltd.	5,060	199,097
Shenzhen Senior Technology Material Co. Ltd.	47,991	133,898
Sinofibers Technology Co. Ltd.	14,800	94,613
Suzhou TA&A Ultra Clean Technology Co. Ltd.	18,900	174,936
Weihai Guangwei Composites Co. Ltd.	13,600	157,822
		1,262,153
Media & Entertainment: 1.5%
Beijing Enlight Media Co. Ltd.	51,742	51,410
Bluefocus Intelligent Communications Group Co. Ltd.	106,300	66,545
Kunlun Tech Co. Ltd.	36,600	63,325
Mango Excellent Media Co. Ltd.	29,870	104,077
		285,357
Pharmaceuticals, Biotechnology & Life Sciences: 12.3%
Anhui Anke Biotechnology Group Co. Ltd.	51,800	65,366
Betta Pharmaceuticals Co. Ltd.	11,800	73,907
BGI Genomics Co. Ltd.	11,200	83,500

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VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Chengdu Kanghua Biological Products Co. Ltd.	2,800	$33,871
China Resources Boya Bio-pharmaceutical Group Co. Ltd.	13,300	59,502
Chongqing Zhifei Biological Products Co. Ltd.	36,369	439,475
Hainan Poly Pharm Co. Ltd.	12,700	44,026
Hangzhou Tigermed Consulting Co. Ltd.	25,359	322,900
Imeik Technology Development Co. Ltd.	4,300	294,618
PharmaBlock Sciences Nanjing, Inc.	7,300	71,914
Pharmaron Beijing Co. Ltd.	20,450	154,623
Porton Pharma Solutions Ltd.	15,300	99,595
Shenzhen Kangtai Biological Products Co. Ltd.	27,620	116,989
Sino Biological, Inc.	1,600	21,063
Walvax Biotechnology Co. Ltd.	77,900	403,458
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	12,600	86,039
		2,370,846
Semiconductors & Semiconductor Equipment: 5.6%
Goke Microelectronics Co. Ltd.	4,600	42,410
Hangzhou Chang Chuan Technology Co. Ltd.	16,300	129,892
Ingenic Semiconductor Co. Ltd.	10,500	108,299
SG Micro Corp.	10,750	211,673
Shenzhen SC New Energy Technology Corp.	10,800	173,741
Yangling Metron New Material, Inc.	6,840	54,238
Yangzhou Yangjie Electronic Technology Co. Ltd.	12,300	84,624
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	28,500	268,893
		1,073,770
Software & Services: 2.9%
Beijing E-Hualu Information Technology Co. Ltd.	19,600	34,319
	Number of Shares	Value
Software & Services (continued)
Beijing Sinnet Technology Co. Ltd.	54,200	$60,466
Lakala Payment Co. Ltd. *	24,300	46,446
Longshine Technology Group Co. Ltd.	18,000	53,989
Sangfor Technologies, Inc.	11,200	156,594
Thunder Software Technology Co. Ltd.	14,600	215,230
		567,044
Technology Hardware & Equipment: 7.1%
Anker Innovations Technology Co. Ltd.	6,400	49,637
Chaozhou Three-Circle Group Co. Ltd.	54,700	199,330
Eoptolink Technology, Inc. Ltd.	20,500	60,550
Lens Technology Co. Ltd.	93,568	120,726
Leyard Optoelectronic Co. Ltd.	97,300	74,952
Maxscend Microelectronics Co. Ltd.	15,721	193,949
Shenzhen Everwin Precision Technology Co. Ltd. *	37,700	56,440
Shenzhen Sunway Communication Co. Ltd.	38,901	76,857
Victory Giant Technology Huizhou Co. Ltd.	28,100	52,481
Wuhan DR Laser Technology Corp. Ltd.	3,700	89,661
Wuhan Raycus Fiber Laser Technologies Co. Ltd. *	13,910	43,310
Wuhu Token Science Co. Ltd.	98,500	82,568
Yealink Network Technology Corp. Ltd.	15,000	132,369
Zhongji Innolight Co. Ltd.	27,300	99,527
Zhuzhou Hongda Electronics Corp. Ltd.	5,600	34,765
		1,367,122
Total Common Stocks (Cost: $18,173,032)		19,260,527
Total Investments: 100.1% (Cost: $18,173,032)		19,260,527
Liabilities in excess of other assets: (0.1)%		(24,910)
NET ASSETS: 100.0%		$19,235,617

Footnotes:

*	Non-income producing
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Summary of Investments by Sector	% of Investments	Value
Communication Services	1.5%	$285,357
Consumer Discretionary	0.9	168,152
Consumer Staples	5.7	1,084,540
Financials	6.9	1,337,282
Health Care	24.5	4,712,162
Industrials	38.4	7,402,945
Information Technology	15.6	3,007,936
Materials	6.5	1,262,153
	100.0%	$19,260,527

*	See Schedule of Investments for industry sector breakouts.
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